Securities Available for Sale	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Text Block [Abstract]
Securities Available for Sale

8. SECURITIES AVAILABLE FOR SALE

The amortized cost, gross unrealized gains and losses and fair values of debt and mortgage-backed securities available for sale at December 31, 2014 and June 30, 2014 and stratification by contractual maturity of debt securities available for sale at December 31, 2014 are presented below:

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Securities available for sale:
Debt securities:
U.S. agency securities	$7,814	$63	$13	$7,864
Obligations of state and political subdivisions	27,525	137	219	27,443
Asset-backed securities	87,550	1,259	202	88,607
Collateralized loan obligations	128,607	—	2,299	126,308
Corporate bonds	163,064	431	1,079	162,416
Trust preferred securities	8,891	20	1,091	7,820

Total debt securities	423,451	1,910	4,903	420,458
Mortgage-backed securities:
Collateralized mortgage obligations:
Federal Home Loan Mortgage Corporation	31,637	—	470	31,167
Federal National Mortgage Association	49,017	16	1,206	47,827
Non-agency securities	184	—	2	182

Total collateralized mortgage obligations	80,838	16	1,678	79,176

Mortgage pass-through securities:
Residential pass-through securities:
Government National Mortgage Association	2,748	261	1	3,008
Federal Home Loan Mortgage Corporation	171,495	2,908	772	173,631
Federal National Mortgage Association	116,052	3,604	373	119,283

Total residential pass-through securities	290,295	6,773	1,146	295,922

Commercial pass-through securities:
Federal National Mortgage Association	16,375	75	—	16,450

Total commercial pass-through securities	16,375	75	—	16,450

Total mortgage-backed securities	387,508	6,864	2,824	391,548

Total securities available for sale	$810,959	$8,774	$7,727	$812,006

	December 31, 2014
	Amortized Cost	Fair Value
	(In Thousands)
Debt securities available for sale:
Due in one year or less	$—	$—
Due after one year through five years	20,048	20,175
Due after five years through ten years	152,413	151,661
Due after ten years	250,990	248,622

Total	$423,451	$420,458

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
Securities available for sale:
Debt securities:
U.S. agency securities	$4,159	$48	$2	$4,205
Obligations of state and political subdivisions	27,537	9	773	26,773
Asset-backed securities	87,480	663	827	87,316
Collateralized loan obligations	120,089	—	517	119,572
Corporate bonds	163,076	617	1,459	162,234
Trust preferred securities	8,887	32	1,121	7,798

Total debt securities	411,228	1,369	4,699	407,898
Mortgage-backed securities:
Collateralized mortgage obligations:
Federal Home Loan Mortgage Corporation	33,505	—	485	33,020
Federal National Mortgage Association	51,277	12	1,249	50,040
Non-agency securities	210	—	—	210

Total collateralized mortgage obligations	84,992	12	1,734	83,270

Mortgage pass-through securities:
Residential pass-through securities:
Government National Mortgage Association	3,055	221	—	3,276
Federal Home Loan Mortgage Corporation	196,882	3,937	1,929	198,890
Federal National Mortgage Association	147,873	4,750	836	151,787

Total residential pass-through securities	347,810	8,908	2,765	353,953

Total mortgage-backed securities	432,802	8,920	4,499	437,223

Total securities available for sale	$844,030	$10,289	$9,198	$845,121

During the six months ended December 31, 2014, proceeds from sales of securities available for sale totaled $57.2 million and resulted in gross gains of $601,000 and gross losses of $594,000. Proceeds from sales of securities available for sale during the six months ended December 31, 2013, totaled $107.7 million and resulted in gross gains of $2,060,000 and gross losses of $1,834,000.

At December 31, 2014 and June 30, 2014, securities available for sale with carrying values of approximately $66.9 million and $76.1 million, respectively, were utilized as collateral for borrowings through the FHLB of New York. As of those same dates, securities available for sale with total carrying values of approximately $1.6 million and $1.8 million, respectively, were pledged to secure public funds on deposit.

At December 31, 2014, the Company’s available for sale mortgage-backed securities were secured by residential and commercial mortgage loans with original contractual maturities of ten to thirty years. At June 30, 2014, the Company’s available for sale mortgage-backed securities were secured by residential mortgage loans only with original contractual maturities of ten to thirty years. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers. By comparison, collateralized mortgage obligations generally represent individual tranches within a larger investment vehicle that is designed to distribute cash flows received on securitized mortgage loans to investors in a manner determined by the overall terms and structure of the investment vehicle and those applying to the individual tranches within that structure.

Note 5 – Securities Available for Sale

Amortized cost, gross unrealized gains and losses and fair value of debt securities and mortgage-backed securities at June 30, 2014 and 2013 and stratification by contractual maturity of debt securities at June 30, 2014 are presented below:

	June 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
	(In Thousands)
Securities available for sale:

Debt securities:

U.S. agency securities	$4,159	$48	$2	$4,205
Obligations of state and political subdivisions	27,537	9	773	26,773
Asset-backed securities	87,480	663	827	87,316
Collateralized loan obligations	120,089	—	517	119,572
Corporate bonds	163,076	617	1,459	162,234
Trust preferred securities	8,887	32	1,121	7,798

Total debt securities	411,228	1,369	4,699	407,898

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	33,505	—	485	33,020
Federal National Mortgage Association	51,277	12	1,249	50,040
Non-agency securities	210	—	—	210

Total collateralized mortgage obligations	84,992	12	1,734	83,270

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	3,055	221	—	3,276
Federal Home Loan Mortgage Corporation	196,882	3,937	1,929	198,890
Federal National Mortgage Association	147,873	4,750	836	151,787

Total residential pass-through securities	347,810	8,908	2,765	353,953

Total mortgage-backed securities	432,802	8,920	4,499	437,223

Total securities available for sale	$844,030	$10,289	$9,198	$845,121

	June 30, 2014
	Amortized Cost	Fair Value
	(In Thousands)
Debt securities available for sale:
Due in one year or less	$—	$—
Due after one year through five years	20,059	20,221
Due after five years through ten years	172,269	171,118
Due after ten years	218,900	216,559

	$411,228	$407,898

	June 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
	(In Thousands)

Securities available for sale:

Debt securities:

U.S. agency securities	$4,955	$60	$—	$5,015
Obligations of state and political subdivisions	27,560	—	2,253	25,307
Asset-backed securities	25,417	1	620	24,798
Collateralized loan obligations	78,366	190	70	78,486
Corporate bonds	160,107	34	949	159,192
Trust preferred securities	8,878	—	1,554	7,324

Total debt securities	305,283	285	5,446	300,122

Mortgage-backed securities:

Collateralized mortgage obligations:

Federal Home Loan Mortgage Corporation	9,825	—	470	9,355
Federal National Mortgage Association	56,158	24	3,055	53,127

Total collateralized mortgage obligations	65,983	24	3,525	62,482

Mortgage pass-through securities:

Residential pass-through securities:
Government National Mortgage Association	5,889	444	—	6,333
Federal Home Loan Mortgage Corporation	290,133	4,827	4,600	290,360
Federal National Mortgage Association	326,356	9,050	3,945	331,461

Total residential pass-through securities	622,378	14,321	8,545	628,154

Commercial pass-through securities:
Federal Home Loan Mortgage Corporation	116	2	—	118
Federal National Mortgage Association	94,389	3	4,494	89,898

Total commercial pass-through securities	94,505	5	4,494	90,016

Total mortgage-backed securities	782,866	14,350	16,564	780,652

Total securities available for sale	$1,088,149	$14,635	$22,010	$1,080,774

During the years ended June 30, 2014, 2013 and 2012, proceeds from sales of securities available for sale totaled $170.9 million, $442.8 million and $51.3 million and resulted in gross gains of $3.6 million, $10.6 million and $53,000 and gross losses of $2.1 million, $135,000 and $-0-, respectively.

At June 30, 2014 and 2013, securities available for sale with carrying value of approximately $76.1 million and $99.4 million, respectively, were utilized as collateral for borrowings through the FHLB of New York. As of those same dates, securities available for sale with total carrying values of approximately $1.8 million and $4.4 million, respectively, were pledged to secure public funds on deposit.

At June 30, 2014, the Company’s available for sale mortgage-backed securities were secured by residential mortgage loans with original contractual maturities of ten to thirty years. At June 30, 2013, such securities had similar contractual maturities but were secured by both residential and commercial mortgage loans. The effective lives of mortgage-backed securities are generally shorter than their contractual maturities due to principal amortization and prepayment of the mortgage loans comprised within those securities. Investors in mortgage pass-through securities generally share in the receipt of principal repayments on a pro-rata basis as paid by the borrowers. By comparison, collateralized mortgage obligations generally represent individual tranches within a larger investment vehicle that is designed to distribute cash flows received on securitized mortgage loans to investors in a manner determined by the overall terms and structure of the investment vehicle and those applying to the individual tranches within that structure.